Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued expenses
Accrued expenses bonus payments		$ 252,953	$ 137,660
Accrued expenses severance payments			319,031
Payroll related accruals		79,939	90,549
Accrued professional fees		403,451
Other accrued expenses		7,523	12,389
Total amount of accrued expenses	413,395	743,866	559,629
Accrued expenses non-current
Reserve for litigation with TUM		327,937	373,059
Accrued expenses Restoration		6,051	6,883
Total amount of accrued expenses non-current	296,452	333,988	379,942
Total amount of accrued expenses		$ 1,077,854	$ 939,571